Note 16 - Off-Balance Sheet Activities	12 Months Ended
Dec. 31, 2011
Commitments And Off Balance Sheet Risk [Text Block]
NOTE 16 – OFF-BALANCE SHEET ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs.  These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates.  Commitments may expire without being used.  Risk of credit loss exists up to the face amount of these instruments, although material losses are not anticipated.  The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance sheet risk was as follows at year-end:

	2011		2010
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate

Unused lines of credit	$0	$21,349,655	$1,427,195	$23,425,296
Unused standby letters of credit	0	1,262,000	0	1,266,735
Commitments to make loans	0	0	95,470	0

Commitments to make loans are generally made for periods of 60 days or less.